ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT	ALLOWANCES AND PROVISIONS – NON CURRENT AND CURRENT

Provisions and allowances - Non current	Deducted from assets	Liabilities	Liabilities
	Allowance for doubtful accounts	Legal claims and other matters	Asset retirement obligation

Year ended December 31, 2023

Values at the beginning of the year	—	81,422	38,104
Translation differences	75	(4,108)	7,558
Acquisition of business (note 3)	6,663	856,153	58,127
Additions	—	37,112	828
Reversals	(308)	(96,761)	(162)
Uses	—	(33,897)	—

As of December 31, 2023	6,430	839,921	104,455

Year ended December 31, 2022

Values at the beginning of the year	—	83,299	32,098
Translation differences	—	2,999	2,735
Additions	—	5,889	3,271
Reversals	—	(6,959)	—
Uses	—	(3,806)	—

As of December 31, 2022	—	81,422	38,104
19.    ALLOWANCES AND PROVISIONS – NON CURRENT AND CURRENT (continued)

Provisions and allowances - Current	Deducted from assets		Liabilities
	Allowance for doubtful accounts	Obsolescence allowance	Asset retirement obligation

Year ended December 31, 2023

Values at the beginning of the year	9,870	79,063	3,304
Translation differences	(771)	(1,521)	(217)
Acquisition of business (note 3)	37,963	77,895	1,428
Additions	15,639	35,215	6,946
Reversals	(2,803)	(30,508)	—
Uses	(6,853)	39,880	(4,129)

As of December 31, 2023	53,045	200,024	7,332

Year ended December 31, 2022

Values at the beginning of the year	9,472	61,476	3,610
Translation differences	544	—	(465)
Additions	1,786	36,666	3,558
Reversals	(1,672)	(15,862)	—
Uses	(260)	(3,217)	(3,399)

As of December 31, 2022	9,870	79,063	3,304